Note 17 - Investment in Joint Venture and Other Investment (Details) - Summarized Financial Information for the Joint Venture - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Voyage revenue	$ 39,656,670	$ 42,586,963	$ 40,850,051
Euromar LLC, The Joint Venture (Member)
Schedule of Equity Method Investments [Line Items]
Current assets	11,880,202	9,520,607	11,207,156
Non current assets	223,366,979	252,531,888	268,669,047
Current liabilities	116,207,106	16,194,148	4,079,748
Non current liabilities	3,495,007	115,181,837	127,350,355
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	34,419,758	31,663,989	27,510,792
Net revenue	33,114,016	30,269,066	26,163,274
Operating loss	(7,912,039)	(11,058,601)	(7,313,783)
Net loss	$ (15,108,751)	$ (17,798,476)	$ (14,106,082)